UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
--------------------
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
--------------------
(Address of principal executive offices) (Zip code)

John S. Brandser
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
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(Name and address of agent for service)

414-226-4555
--------------------
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 89.2% (a)

COMMERCIAL SERVICES SECTOR - 2.7%
	Advertising/Marketing Services - 2.7%
2,420,000	Omnicom Group Inc.	$176,248,600

COMMUNICATIONS SECTOR - 2.2%
	Specialty Telecommunications - 2.2%
8,512,000	CenturyLink Inc.	141,980,160

CONSUMER DURABLES SECTOR - 3.8%
	Tools & Hardware - 3.8%
1,450,000	Stanley Black & Decker Inc.	246,050,500

CONSUMER NON-DURABLES SECTOR - 4.7%
	Food: Major Diversified - 2.9%
2,185,000	Nestle' S.A. - SP-ADR	187,844,450

	Household/Personal Care - 1.8%
2,155,000	Unilever PLC - SP-ADR	119,257,700

CONSUMER SERVICES SECTOR - 11.8%
	Cable/Satellite TV - 4.7%
7,714,000	Comcast Corp. - Cl A	308,945,700

	Movies/Entertainment - 3.5%
1,160,000	Twenty-First Century Fox Inc. - Cl A	40,054,800
5,601,000	Twenty-First Century Fox Inc. - Cl B	191,106,120
		231,160,920
	Other Consumer Services - 3.6%
6,301,000	eBay Inc. *	237,799,740

ELECTRONIC TECHNOLOGY SECTOR - 3.4%
	Electronic Components - 3.4%
2,325,000	TE Connectivity Ltd.	220,968,000

FINANCE SECTOR - 16.4%
	Financial Conglomerates - 4.0%
2,463,000	JPMorgan Chase & Co.	263,393,220

	Major Banks - 3.1%
3,800,000	Bank of New York Mellon Corp.	204,668,000

	Multi-Line Insurance - 5.2%
1,710,000	Berkshire Hathaway Inc. - Cl B *	338,956,200

	Property/Casualty Insurance - 4.1%
4,752,000	Progressive Corp.	267,632,640

HEALTH SERVICES SECTOR - 6.5%
	Health Industry Services - 1.4%
909,905	Quest Diagnostics Inc.	89,616,543

	Managed Health Care - 5.1%
1,519,000	UnitedHealth Group Inc.	334,878,740

INDUSTRIAL SERVICES SECTOR - 3.1%
	Oilfield Services/Equipment - 3.1%
3,010,000	Schlumberger Ltd.	202,843,900

PROCESS INDUSTRIES SECTOR - 3.1%
	Chemicals: Agricultural - 3.1%
9,992,000	Potash Corp. of Saskatchewan Inc.	206,334,800

PRODUCER MANUFACTURING SECTOR - 7.7%
	Industrial Conglomerates - 4.6%
1,950,000	Honeywell International Inc.	299,052,000

	Trucks/Construction/Farm Machinery - 3.1%
2,883,000	PACCAR Inc.	204,923,640

RETAIL TRADE SECTOR - 8.8%
	Apparel/Footwear Retail - 4.3%
3,700,000	The TJX Companies Inc.	282,902,000

	Discount Stores - 4.5%
3,133,000	Dollar General Corp.	291,400,330

TECHNOLOGY SERVICES SECTOR - 12.4%
	Information Technology Services - 7.7%
1,851,000	Accenture PLC	283,369,590
3,274,000	Cerner Corp. *	220,634,860
		504,004,450
	Packaged Software - 4.7%
1,860,000	Microsoft Corp.	159,104,400
3,085,000	Oracle Corp.	145,858,800
		304,963,200
TRANSPORTATION SECTOR - 2.6%
	Air Freight/Couriers - 2.6%
2,600,000	Expeditors International of Washington Inc.	168,194,000
	Total common stocks (cost $3,598,531,063)	5,834,019,433

Principal Amount
SHORT-TERM INVESTMENTS - 10.8% (a)

	Bank Deposit Account - 5.1%
$330,759,847	U.S. Bank, N.A., 1.200% ^	330,759,847
	Total bank deposit account (cost $330,759,847)

	U.S. Treasury Securities - 5.7%
175,000,000	U.S. Treasury Bills, 1.260%, due 03/15/18 ^	174,546,750
50,000,000	U.S. Treasury Bills, 1.322%, due 03/22/18 ^	49,851,327
150,000,000	U.S. Treasury Bills, 1.360%, due 04/05/18 ^	149,461,860
	Total U.S. treasury securities (cost $373,859,791)	373,859,937
	Total short-term investments (cost $704,619,638)	704,619,784
	Total investments - 100.0% (cost $4,303,150,701)	6,538,639,217

	Other assets, less liabilities - 0.0% (a)	187,137
	TOTAL NET ASSETS - 100.0%	$6,538,826,354

*	Non-income producing security.
^	The rate shown is as of December 31, 2017.
(a)	Percentages for the various classifications relate to total net assets.
PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2017, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Assets:
Level 1 –	Common Stocks	$5,834,019,433
Level 2 –	Short-Term Bank Deposit Account	330,759,847
Level 2 –	Short-Term U.S. Treasury Securities	373,859,937
	Total Level 2	704,619,784
Level 3 –		---
Total Assets		6,538,639,217
Total		$6,538,639,217

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2017.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 84.1% (a)

COMMON STOCKS - 75.9% (a)

COMMERCIAL SERVICES SECTOR - 10.2%
	Advertising/Marketing Services - 2.0%
8,900,000	WPP PLC (Jersey) (b)	$160,784,714

	Miscellaneous Commercial Services - 5.2%
3,111,000	Bureau Veritas S.A. (France) (b)	84,969,643
1,154,966	DKSH Holding AG (Switzerland) (b)	101,039,314
3,183,000	Secom Co. Ltd. (Japan) (b)	240,134,774
		426,143,731
	Personnel Services - 3.0%
3,200,000	Adecco Group AG (Switzerland) (b)	244,544,309

COMMUNICATIONS SECTOR - 5.0%
	Wireless Telecommunications - 5.0%
2,815,000	Millicom International Cellular S.A. (Luxembourg) (b)	190,026,420
8,235,000	Vivendi S.A. (France) (b)	221,022,888
		411,049,308
CONSUMER DURABLES SECTOR - 5.9%
	Electronics/Appliances - 2.5%
6,348,000	Electrolux AB - Series B (Sweden) (b)	204,376,343

	Motor Vehicles - 2.0%
9,703,000	Isuzu Motors Ltd. (Japan) (b)	162,013,721

	Other Consumer Specialties - 1.4%
25,725,000	Samsonite International S.A. (Luxembourg) (b)	118,001,467

CONSUMER NON-DURABLES SECTOR - 7.0%
	Food: Major Diversified - 2.1%
2,030,000	Nestle' S.A. (Switzerland) (b)	174,531,815

	Household/Personal Care - 4.9%
1,991,000	Henkel AG & Co. KGaA (Germany) (b)	238,415,896
2,875,000	Unilever PLC (Britain) (b)	159,464,771
		397,880,667
CONSUMER SERVICES SECTOR - 9.8%
	Cable/Satellite TV - 2.1%
4,200,000	Liberty Global PLC LiLAC (Britain) *	83,538,000
3,710,000	Shaw Communications Inc. (Canada)	84,677,725
		168,215,725
	Casinos/Gaming - 1.2%
70,280,000	Genting Malaysia Berhad (Malaysia) (b)	97,675,568

	Movies/Entertainment - 0.6%
10,421,000	Merlin Entertainments PLC (Britain) (b)	51,052,657

	Restaurants - 5.9%
7,100,000	Compass Group PLC (Britain) (b)	153,091,380
6,000,000	Whitbread PLC (Britain) (b)	323,665,498
		476,756,878
DISTRIBUTION SERVICES SECTOR - 6.2%
	Wholesale Distributors - 6.2%
4,750,000	Ferguson PLC (Jersey) (b)	340,877,857
7,750,000	Travis Perkins PLC (Britain) (b)	163,859,878
		504,737,735
ELECTRONIC TECHNOLOGY SECTOR - 5.7%
	Aerospace & Defense - 2.4%
17,000,000	Rolls-Royce Holdings PLC (Britain) *(b)	194,016,855

	Electronic Components - 3.3%
2,818,000	TE Connectivity Ltd. (Switzerland)	267,822,720

FINANCE SECTOR - 4.4%
	Property/Casualty Insurance - 4.4%
2,585,000	Admiral Group PLC (Britain) (b)	69,723,253
545,000	Fairfax Financial Holdings Ltd. (Canada)	290,207,080
		359,930,333
INDUSTRIAL SERVICES SECTOR - 3.0%
	Oilfield Services/Equipment - 3.0%
3,600,000	Schlumberger Ltd. (Curacao)	242,604,000

PROCESS INDUSTRIES SECTOR - 3.4%
	Chemicals: Agricultural - 3.4%
13,433,000	Potash Corp. of Saskatchewan Inc. (Canada)	277,391,450

PRODUCER MANUFACTURING SECTOR - 6.3%
	Industrial Conglomerates - 6.3%
5,430,000	Jardine Strategic Holdings Ltd. (Bermuda)	214,919,400
14,800,000	Smiths Group PLC (Britain) (b)	297,027,863
		511,947,263
RETAIL TRADE SECTOR - 1.6%
	Specialty Stores - 1.6%
885,000	Dufry AG (Switzerland) *(b)	131,369,500

TECHNOLOGY SERVICES SECTOR - 4.6%
	Information Technology Services - 4.6%
2,443,000	Accenture PLC (Ireland)	373,998,870

TRANSPORTATION SECTOR - 2.8%
	Other Transportation - 2.8%
42,263,509	Bolloré (France) (b)	229,269,648
	Total common stocks (cost $5,230,936,246)	6,186,115,277

PREFERRED STOCKS - 8.2% (a)

CONSUMER DURABLES SECTOR - 1.4%
	Motor Vehicles - 1.4%
1,240,000	Hyundai Motor Co. (South Korea) (b)	118,014,305

CONSUMER NON-DURABLES SECTOR - 2.7%
	Household/Personal Care - 2.7%
686,000	Amorepacific Corp. (South Korea) (b)	106,346,717
171,000	LG Household & Health Care Ltd. (South Korea) (b)	111,369,616
		217,716,333
ELECTRONIC TECHNOLOGY SECTOR - 4.1%
	Telecommunications Equipment - 4.1%
173,000	Samsung Electronics Co. Ltd. (South Korea) (b)	336,902,351
	Total preferred stocks (cost $463,285,628)	672,632,989
	Total long-term investments (cost $5,694,221,874)	6,858,748,266

Principal Amount
SHORT-TERM INVESTMENTS - 16.4% (a)

	Bank Deposit Account - 4.5%
$366,760,097	U.S. Bank, N.A., 1.200% ^(c)	366,760,097
	Total bank deposit account (cost $366,760,097)

	U.S. Treasury Securities - 11.9%
350,000,000	U.S. Treasury Bills, 1.132%, due 01/25/18 ^	349,724,959
250,000,000	U.S. Treasury Bills, 1.230%, due 03/01/18 ^	249,487,465
175,000,000	U.S. Treasury Bills, 1.260%, due 03/15/18 ^	174,546,750
200,000,000	U.S. Treasury Bills, 1.360%, due 04/05/18 ^	199,282,480
	Total U.S. treasury securities (cost $973,072,639)	973,041,654
	Total short-term investments (cost $1,339,832,736)	1,339,801,751
	Total investments - 100.5% (cost $7,034,054,610)	8,198,550,017

	Other assets, less liabilities - (0.5%) (a)	(45,381,472)
	TOTAL NET ASSETS - 100.0%	$8,153,168,545

*	Non-income producing security.
^	The rate shown is as of December 31, 2017.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2. As of December 31, 2017 the aggregate value of these securities was $5,023,589,021.

(c)	$3,320,000 of this security is held as collateral for certain forward currency contracts.
PLC	Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2017 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2017			December 31, 2017	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
1/26/2018	Bank of New York Mellon	1,250,000,000	British Pound	$1,689,351,474	1,658,903,750	U.S. Dollar	$1,658,903,750	$(30,447,724)

1/26/2018	Goldman Sachs & Co.	420,000,000	Canadian Dollar	334,277,338	328,731,098	U.S. Dollar	328,731,098	(5,546,240)

1/26/2018	State Street Global Markets, LLC	567,000,000	Euro	681,517,096	672,980,805	U.S. Dollar	672,980,805	(8,536,291)

1/26/2018	JP Morgan Chase	39,000,000,000	Japanese Yen	346,617,839	344,938,418	U.S. Dollar	344,938,418	(1,679,421)

1/26/2018	Bank of New York Mellon	325,000,000	Malaysian Ringgit	80,214,104	76,432,821	U.S. Dollar	76,432,821	(3,781,283)

1/26/2018	State Street Global Markets, LLC	645,000,000,000	South Korea Won	602,791,492	572,148,351	U.S. Dollar	572,148,351	(30,643,141)

1/26/2018	Goldman Sachs & Co.	1,600,000,000	Swedish Krona	195,401,102	196,013,814	U.S. Dollar	196,013,814	612,712

1/26/2018	JP Morgan Chase	590,000,000	Swiss Franc	606,723,136	599,423,781	U.S. Dollar	599,423,781	(7,299,355)
				$4,536,893,581			$4,449,572,838	$(87,320,743)

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2017, based on the inputs used to value them:

			Other
			Financial
Valuation Inputs		Investments in Securities	Instruments^
Assets:
Level 1 –	Common Stocks	$1,835,159,245	$ ---
Level 2 –	Common Stocks	4,350,956,032	---
Level 2 –	Preferred Stocks	672,632,989	---
Level 2 –	Short-Term Bank Deposit Account	366,760,097	---
Level 2 –	Short-Term U.S. Treasury Securities	973,041,654	---
Level 2 –	Forward Currency Contracts	---	612,712
	Total Level 2	6,363,390,772	612,712
Level 3 –		---	---
Total Assets		8,198,550,017	612,712
Liabilities:
Level 2 –	Forward Currency Contracts	---	(87,933,455)
Total		$8,198,550,017	$(87,320,743)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  The following transfers occurred between levels during the period ended December 31, 2017.

Transfer out of level 2 into level 1 of $214,919,400 was due to the use of close price in accordance with the valuation policy.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were eight forward currency contracts outstanding during the three month period ending December 31, 2017. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 79.2% (a)

COMMERCIAL SERVICES SECTOR - 15.0%
	Advertising/Marketing Services - 3.0%
1,600,000	Interpublic Group of Cos. Inc.	$32,256,000

	Financial Publishing/Services - 1.5%
85,000	FactSet Research Systems Inc.	16,384,600

	Miscellaneous Commercial Services - 4.1%
1,405,000	Genpact Ltd.	44,594,700

	Personnel Services - 6.4%
248,000	ManpowerGroup Inc.	31,275,280
684,000	Robert Half International Inc.	37,989,360
		69,264,640
CONSUMER SERVICES SECTOR - 4.8%
	Cable/Satellite TV - 1.4%
22,000	Cable One Inc.	15,473,700

	Other Consumer Services - 3.4%
66,000	Graham Holdings Co.	36,851,100

DISTRIBUTION SERVICES SECTOR - 7.4%
	Electronics Distributors - 2.0%
270,000	Arrow Electronics Inc. *	21,710,700

	Wholesale Distributors - 5.4%
363,000	Anixter International Inc. *	27,588,000
240,000	Applied Industrial Technologies Inc.	16,344,000
150,000	MSC Industrial Direct Co. Inc.	14,499,000
		58,431,000
ELECTRONIC TECHNOLOGY SECTOR - 2.0%
	Telecommunications Equipment - 2.0%
290,000	ViaSat Inc. *	21,706,500

FINANCE SECTOR - 20.3%
	Finance/Rental/Leasing - 9.0%
194,000	ePlus Inc. *	14,588,800
730,000	FirstCash Inc.	49,238,500
403,000	Ryder System Inc.	33,920,510
		97,747,810
	Property/Casualty Insurance - 6.8%
175,000	Argo Group International Holdings Ltd.	10,788,750
312,000	W.R. Berkley Corp.	22,354,800
500,000	Greenlight Capital Re Ltd. *	10,050,000
35,000	White Mountains Insurance Group Ltd.	29,794,800
		72,988,350
	Real Estate Development - 3.3%
130,000	The Howard Hughes Corp. *	17,065,100
1,100,000	Kennedy-Wilson Holdings Inc.	19,085,000
		36,150,100
	Regional Banks - 1.2%
253,000	Zions Bancorporation	12,859,990

HEALTH SERVICES SECTOR - 3.1%
	Medical/Nursing Services - 3.1%
625,000	MEDNAX Inc. *	33,400,000

PROCESS INDUSTRIES SECTOR - 2.1%
	Containers/Packaging - 2.1%
200,000	Avery Dennison Corp.	22,972,000

PRODUCER MANUFACTURING SECTOR - 14.7%
	Building Products - 4.0%
715,000	Armstrong World Industries Inc. *	43,293,250

	Industrial Machinery - 3.0%
426,000	Woodward Inc.	32,606,040

	Metal Fabrication - 1.6%
107,000	Valmont Industries Inc.	17,745,950

	Miscellaneous Manufacturing - 5.6%
296,000	Carlisle Cos. Inc.	33,640,400
990,000	TriMas Corp. *	26,482,500
		60,122,900
	Trucks/Construction/Farm Machinery - 0.5%
132,100	Trinity Industries Inc.	4,948,466

RETAIL TRADE SECTOR - 2.7%
	Specialty Stores - 2.7%
617,000	Penske Automotive Group Inc.	29,523,450

TECHNOLOGY SERVICES SECTOR - 7.1%
	Data Processing Services - 2.5%
295,000	Broadridge Financial Solutions Inc.	26,721,100

	Information Technology Services - 3.1%
2,310,000	Allscripts Healthcare Solutions Inc. *	33,610,500

	Internet Software/Services - 1.5%
545,000	Cars.com Inc. *	15,717,800
	Total common stocks (cost $590,855,439)	857,080,646

Principal Amount
SHORT-TERM INVESTMENTS - 20.7% (a)

	Bank Deposit Account - 4.6%
$49,878,206	U.S. Bank, N.A., 1.200% ^	49,878,206
	Total bank deposit account (cost $49,878,206)

	U.S. Treasury Securities - 16.1%
50,000,000	U.S. Treasury Bills, 1.132%, due 01/25/18 ^	49,960,709
25,000,000	U.S. Treasury Bills, 1.230%, due 03/01/18 ^	24,948,746
25,000,000	U.S. Treasury Bills, 1.260%, due 03/15/18 ^	24,935,250
50,000,000	U.S. Treasury Bills, 1.322%, due 03/22/18 ^	49,851,327
25,000,000	U.S. Treasury Bills, 1.360%, due 04/05/18 ^	24,910,310
	Total U.S. treasury securities (cost $174,606,763)	174,606,342
	Total short-term investments (cost $224,484,969)	224,484,548
	Total investments - 99.9% (cost $815,340,408)	1,081,565,194

	Other assets, less liabilities - 0.1% (a)	976,104
	TOTAL NET ASSETS - 100.0%	$1,082,541,298

*	Non-income producing security.
^	The rate shown is as of December 31, 2017.
(a)	Percentages for the various classifications relate to total net assets.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2017, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Assets:
Level 1 –	Common Stocks	$857,080,646
Level 2 –	Short-Term Bank Deposit Account	49,878,206
Level 2 –	Short-Term U.S. Treasury Securities	174,606,342
	Total Level 2	224,484,548
Level 3 –		---
Total Assets		1,081,565,194
Total		$1,081,565,194

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2017.

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Funds, Inc.

By (Signature and Title)	/s/John S. Brandser
John S. Brandser, President/Principal Executive Officer

Date February 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/John S. Brandser
John S. Brandser, President/Principal Executive Officer

Date February 9, 2018

By (Signature and Title)	/s/John S. Brandser
John S. Brandser, Treasurer/Principal Financial Officer

Date February 9, 2018